Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accrued Expenses and Other Current Liabilities
Amounts due to third-parties	¥ 22,627	$ 3,100	¥ 30,142
Income tax payables	15,178	2,079	11,121
Other tax payables	1,256	172	17,206
Salary and welfare payables	7,685	1,053	17,210
Deposits received from ride-hailing drivers	2,342	321	3,781
Purchase consideration payable	15,725	2,154	15,784
Others	9,456	1,296	12,888
Total	¥ 74,269	$ 10,175	¥ 108,132